Going Concern - Additional Information (Detail) ₽ in Millions	Dec. 31, 2019 RUB (₽)
Disclosure of going concern [line items]
Amount of groups total liabilities exceeded total assets	₽ 233,597
On demand	373,705
Long-term debt classified as short-term debt	220,046
Accrued fines and penalties	₽ 2,097